Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 02, 2018
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Jan. 02, 2018
Prospectus Date	Jan. 02, 2018
Brandes Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	BSCAX
Brandes Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	BSCMX
Brandes Small Cap Value Fund | Class R6
Prospectus:
Trading Symbol	BSCRX